7. Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Research And Development Expenses Tables
Research and Development Expenses
	2015	2016	2017

Third-party services	15,386	20,170	12,299
Personnel expenses	3,637	6,648	5,639
Legal, consulting and patent expenses	902	758	890
Cost of Materials	902	1,028	994
Amortization and depreciation	308	322	309
Operating lease expenses	267	297	345
Other expenses	606	957	1,013
	22,008	30,180	21,489